COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
Mar. 31, 2017 USD ($) $ / mo
Commitments And Contingencies 1	3
Commitments And Contingencies 2	$ 5,000
Commitments And Contingencies 3 | $ / mo	6,000
Commitments And Contingencies 4 | $ / mo	7,000
Commitments And Contingencies 5	4
Commitments And Contingencies 6	$ 870
Commitments And Contingencies 7	18
Commitments And Contingencies 8	$ 1,125
Commitments And Contingencies 9	16
Commitments And Contingencies 10	$ 2,250